John Hancock Variable Insurance Trust

Supplement dated September 30, 2013

to the Prospectus dated April 29, 2013

Lifestyle Aggressive Trust

Lifestyle Balanced Trust

Lifestyle Conservative Trust

Lifestyle Growth Trust

Lifestyle Moderate Trust

(collectively, the "Lifestyle Trusts")

Lifestyle Balanced PS Series

Lifestyle Conservative PS Series

Lifestyle Growth PS Series

Lifestyle Moderate PS Series

(collectively, the "Lifestyle PS Series")

Lifestyle Balanced PS Series

The information found under "Annual Fund Operating Expenses" has been amended and restated as follows:

Share Class	Management Fee⁴	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses¹	Total annual fund operating expenses	Contractual expense reimbursement²	Total annual fund operating expenses after expense reimbursements
Series I³	0.04%	0.05%	0.06%	0.74%	0.89%	-0.02%	0.87%
Series II	0.04%	0.25%	0.06%	0.74%	1.09%	-0.02%	1.07%
Series NAV³	0.04%	0.00%	0.06%	0.74%	0.84%	-0.02%	0.82%

¹"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in "Total Annual Fund Operating Expenses". The Total Annual Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

²The Advisor has contractually limited other fund level expenses to 0.04%. These expenses consist of operating expenses of the fund, excluding advisory fees, 12b-1 fees, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

³For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

⁴"Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2013.

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$89	$280	$489	$1,092
Series II	$109	$343	$597	$1,325
Series NAV	$84	$264	$462	$1,033

Lifestyle Conservative PS Series

The information found under "Annual Fund Operating Expenses" has been amended and restated as follows:

Share Class	Management Fee⁴	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses¹	Total annual fund operating expenses	Contractual expense reimbursement²	Total annual fund operating expenses after expense reimbursements
Series I³	0.04%	0.05%	0.15%	0.69%	0.93%	-0.11%	0.82%
Series II	0.04%	0.25%	0.15%	0.69%	1.13%	-0.11%	1.02%
Series NAV³	0.04%	0.00%	0.15%	0.69%	0.88%	-0.11%	0.77%

¹"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in "Total Annual Fund Operating Expenses". The Total Annual Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

²The Advisor has contractually limited other fund level expenses to 0.04%. These expenses consist of operating expenses of the fund, excluding advisory fees, 12b-1 fees, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

³For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

⁴"Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2013.

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$84	$274	$493	$1,122
Series II	$104	$337	$600	$1,354
Series NAV	$79	$258	$466	$1,063

Lifestyle Growth PS Series

The information found under "Annual Fund Operating Expenses" has been amended and restated as follows:

Share Class	Management Fee⁴	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses¹	Total annual fund operating expenses	Contractual expense reimbursement²	Total annual fund operating expenses after expense reimbursements
Series I³	0.04%	0.05%	0.06%	0.77%	0.92%	-0.02%	0.90%
Series II	0.04%	0.25%	0.06%	0.77%	1.12%	-0.02%	1.10%
Series NAV³	0.04%	0.00%	0.06%	0.77%	0.87%	-0.02%	0.85%

¹"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in "Total Annual Fund Operating Expenses". The Total Annual Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

²The Advisor has contractually limited other fund level expenses to 0.04%. These expenses consist of operating expenses of the fund, excluding advisory fees, 12b-1 fees, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

³For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

⁴"Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2013.

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$92	$289	$505	$1,128
Series II	$112	$352	$613	$1,359
Series NAV	$87	$273	$478	$1,069

Lifestyle Moderate PS Series

The information found under "Annual Fund Operating Expenses" has been amended and restated as follows:

Share Class	Management Fee⁴	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses¹	Total annual fund operating expenses	Contractual expense reimbursement²	Total annual fund operating expenses after expense reimbursements
Series I³	0.04%	0.05%	0.11%	0.72%	0.92%	-0.07%	0.85%
Series II	0.04%	0.25%	0.11%	0.72%	1.12%	-0.07%	1.05%
Series NAV³	0.04%	0.00%	0.11%	0.72%	0.87%	-0.07%	0.80%

¹"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in "Total Annual Fund Operating Expenses". The Total Annual Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

²The Advisor has contractually limited other fund level expenses to 0.04%. These expenses consist of operating expenses of the fund, excluding advisory fees, 12b-1 fees, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

³For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

⁴"Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2013.

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$87	$279	$495	$1,118
Series II	$107	$342	$603	$1,350
Series NAV	$82	$263	$468	$1,059